LONG-TERM INVESTMENTS (Details) - Schedule of equity securities without readily determinable fair value - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 102,510	¥ 631,393
EZhou Rural Commercial Bank [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		40,000	40,000
BitPay, Inc. (Delaware) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[1]	27,589	25,490
Zhuhai Yuanxin investment partnership (limited partnership(“ZhuhaiYuanxin”) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value			15,000
Ningbo Weilie investment management partnership (limited partnership)(“NingboWeilie”) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	[2]	20,000	20,000
Shanghai Xinzheng Financial Information Consulting Co., Ltd. [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value			129,786
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value			361,100
Others [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value		¥ 14,921	¥ 40,017

[1]	In March 2018, the Group acquired a 1.11% of equity interest in BitPay, Inc. (Delaware) for a cash consideration of US$4,000. The Group holds 1.11% equity interest as of December 31, 2021 and December 31,2022. No impairment existed at December 31, 2021 and December 31,2022,and there were no observable price changes for the year ended December 31, 2022.
[2]	In December 2017, the Group purchased a 8.50% equity interest in Ningbo Weilie for a total cash consideration of RMB 20,000,000.No impairment existed at December 31, 2021 and December 31,2022, and there were no observable price changes for the year ended December 31,2022.